STOCKHOLDERS’ EQUITY - Performance RSU Activity (Details) - Performance RSUs - $ / shares	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Number of Shares
Beginning balance (in shares)	730,393	919,456	528,724
Granted (in shares)	818,587	325,837	629,279
Settled (in shares)	(232,969)	(27,245)	(176,864)
Canceled (in shares)	(616,553)	(487,655)	(61,683)
Ending balance (in shares)	699,458	730,393	919,456
Weighted- Average Fair Market Value Per Share
Beginning balance (in dollars per share)	$ 13.37	$ 13.43	$ 9.17
Granted (in dollars per share)	11.12	10.23	15.60
Settled (in dollars per share)	10.11	9.25	8.42
Canceled (in dollars per share)	12.24	11.61	13.51
Ending balance (in dollars per share)	$ 12.82	$ 13.37	$ 13.43